Operating Revenue - Summary of Information by Type of Service Rendered (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other	4.00%		8.00%
Total operating revenues	100.00%		100.00%
Passenger	$ 4,074,391	$ 3,550,160	$ 3,285,217
Cargo and mail	816,439	891,524	853,121
Total	4,890,830	4,441,684	4,138,338
Other	197,663	340,545	297,247
Total operating revenues	4,890,830	4,441,684	4,138,338
Domestic [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	2,001,825	1,900,627	1,752,001
Cargo and mail	303,343	279,666	264,432
Total	$ 2,305,168	2,180,293	$ 2,016,433
Passenger	41.00%		42.00%
Cargo and mail	6.00%		6.00%
Total	47.00%		48.00%
International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	$ 2,072,566	1,649,533	$ 1,533,216
Cargo and mail	315,433	271,313	291,442
Total	$ 2,387,999	1,920,846	$ 1,824,658
Passenger	42.00%		37.00%
Cargo and mail	6.00%		7.00%
Total	49.00%		44.00%
Year on Year Variation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other	$ (142,882)	43,298
Total operating revenues	449,146	303,346
Year on Year Variation [member] | Domestic [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	101,198	148,626
Cargo and mail	23,677	15,234
Total	124,875	163,860
Year on Year Variation [member] | International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	423,033	116,317
Cargo and mail	44,120	(20,129)
Total	$ 467,153	$ 96,188
Type one [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other		9.00%
Total operating revenues		100.00%
Type one [member] | Domestic [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger		42.00%
Cargo and mail		6.00%
Total		48.00%
Type one [member] | International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger		37.00%
Cargo and mail		6.00%
Total		43.00%
Type two [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other		9.00%
Total operating revenues		100.00%
Type two [member] | Domestic [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger		42.00%
Cargo and mail		6.00%
Total		48.00%
Type two [member] | International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger		37.00%
Cargo and mail		6.00%
Total		43.00%